OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 19, 2017	Dec. 31, 2016
Components of other non-current assets:
Mark-to-market derivative valuation	$ 112,317		$ 20,022
Other long-term assets, including deferred tax asset (see note 11)	37,891		36,386
Bank Guarantee
Components of other non-current assets:
Transfer from payments earmarked for Gimi to be utilized against Hilli conversion	10,000
Golar Gimi
Components of other non-current assets:
Other long-term assets, including deferred tax asset (see note 11)	31,000
Gandria
Components of other non-current assets:
Other long-term assets, including deferred tax asset (see note 11)	10,000		0
Energy Related Derivative
Components of other non-current assets:
Mark-to-market derivative valuation	94,700	$ 79,600	0
Interest rate swap
Components of other non-current assets:
Mark-to-market derivative valuation	10,166		5,022
Other
Components of other non-current assets:
Mark-to-market derivative valuation	$ 7,400		$ 15,000